MASSACHUSETTS INVESTORS GROWTH STOCK FUND	MFS® INTERNATIONAL GROWTH FUND
MASSACHUSETTS INVESTORS TRUST	MFS® INTERNATIONAL NEW DISCOVERY FUND
MFS® ABSOLUTE RETURN FUND	MFS® INTERNATIONAL VALUE FUND
MFS® AGGRESSIVE GROWTH ALLOCATION FUND	MFS® LATIN AMERICAN EQUITY FUND
MFS® ASIA PACIFIC EX-JAPAN FUND	MFS® LIFETIME® 2010 FUND
MFS® BLENDED RESEARCH® CORE EQUITY FUND	MFS® LIFETIME® 2015 FUND
MFS® BOND FUND	MFS® LIFETIME® 2020 FUND
MFS® CASH RESERVE FUND	MFS® LIFETIME® 2025 FUND
MFS® COMMODITY STRATEGY FUND	MFS® LIFETIME® 2030 FUND
MFS® CONSERVATIVE ALLOCATION FUND	MFS® LIFETIME® 2035 FUND
MFS® CORE EQUITY FUND	MFS® LIFETIME® 2040 FUND
MFS® DIVERSIFIED INCOME FUND	MFS® LIFETIME® 2045 FUND
MFS® DIVERSIFIED TARGET RETURN FUND	MFS® LIFETIME® 2050 FUND
MFS® EMERGING MARKETS DEBT FUND	MFS® LIFETIME® 2055 FUND
MFS® EMERGING MARKETS DEBT LOCAL CURRENCY FUND	MFS® LIFETIME® RETIREMENT INCOME FUND
MFS® EMERGING MARKETS EQUITY FUND	MFS® LIMITED MATURITY FUND
MFS® EQUITY INCOME FUND	MFS® MID CAP GROWTH FUND
MFS® EQUITY OPPORTUNITIES FUND	MFS® MID CAP VALUE FUND
MFS® EUROPEAN EQUITY FUND	MFS® MODERATE ALLOCATION FUND
MFS® GLOBAL BOND FUND	MFS® MONEY MARKET FUND
MFS® GLOBAL EQUITY FUND	MFS® MUNICIPAL HIGH INCOME FUND
MFS® GLOBAL GROWTH FUND	MFS® MUNICIPAL INCOME FUND
MFS® GLOBAL LEADERS FUND	MFS® MUNICIPAL LIMITED MATURITY FUND
MFS® GLOBAL MULTI-ASSET FUND	MFS® NEW DISCOVERY FUND
MFS® GLOBAL NEW DISCOVERY FUND	MFS® NEW DISCOVERY VALUE FUND
MFS® GLOBAL REAL ESTATE FUND	MFS® RESEARCH BOND FUND
MFS® GLOBAL TOTAL RETURN FUND	MFS® RESEARCH FUND
MFS® GOVERNMENT MONEY MARKET FUND	MFS® RESEARCH INTERNATIONAL FUND
MFS® GOVERNMENT SECURITIES FUND	MFS® STRATEGIC INCOME FUND
MFS® GROWTH ALLOCATION FUND	MFS® TECHNOLOGY FUND
MFS® GROWTH FUND	MFS® TOTAL RETURN FUND
MFS® HIGH INCOME FUND	MFS® UTILITIES FUND
MFS® HIGH YIELD OPPORTUNITIES FUND	MFS® VALUE FUND
MFS® HIGH YIELD POOLED PORTFOLIO	MFS® MUNICIPAL STATE FUNDS:
MFS® INFLATION-ADJUSTED BOND FUND	AL, AR, CA, GA, MD, MA, MS,
MFS® INTERNATIONAL DIVERSIFICATION FUND	NY, NC, PA, SC, TN, VA, WV

Effective immediately, Appendix E entitled “Investment Restrictions” is restated in its entirety as follows:

APPENDIX E – INVESTMENT RESTRICTIONS

The Fund has adopted the following restrictions which cannot be changed without the approval of a Majority Shareholder Vote.

For Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Cash Reserve Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Equity Opportunities Fund, MFS Georgia Municipal Bond Fund, MFS Global Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Government Money Market Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Money Market Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS

Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Technology Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund:

As fundamental investment restrictions, the Fund may not:

(1)	borrow money except to the extent such borrowing is not prohibited by the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’) and exemptive orders granted under such Act;

(2)
underwrite securities issued by other persons, except that all or any portion of the assets of the Fund may be invested in one or more investment companies, to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act, and except insofar as the Fund may technically be deemed an underwriter under the Securities Act of 1933, as amended, in selling a portfolio security;

(3)
issue any senior securities except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act; for purposes of this restriction, collateral arrangements with respect to any type of swap, option, Forward Contracts and Futures Contracts and collateral arrangements with respect to initial and variation margin are not deemed to be the issuance of a senior security;

(4)	make loans except to the extent not prohibited by the 1940 Act and exemptive orders granted under such Act.

For MFS Asia Pacific ex-Japan Fund, MFS European Equity Fund, MFS Latin American Equity Fund, MFS Lifetime 2050 Fund, MFS Absolute Return Fund, MFS Global Multi-Asset Fund, MFS New Discovery Value Fund, MFS Global Leaders Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Global New Discovery Fund, MFS High Yield Pooled Portfolio, MFS Equity Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund:

As fundamental investment restrictions, the Fund may:

(1)	borrow money to the extent not prohibited by applicable law;

(2)	underwrite securities issued by other persons to the extent not prohibited by applicable law;

(3)	issue senior securities to the extent not prohibited by applicable law;

(4)	make loans to the extent not prohibited by applicable law.

* * * * * *

For Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Cash Reserve Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Equity Opportunities Fund, MFS Georgia Municipal Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Total Return Fund, MFS Government Money Market Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Money Market Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Technology Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund:

As a fundamental investment restriction, the Fund may not:

(5)
purchase or sell real estate (excluding securities secured by real estate or interests therein and securities of companies, such as real estate investment trusts, which deal in real estate or interests therein), interests in oil, gas or mineral leases, commodities or commodity contracts (excluding currencies and any type of option, Futures Contracts and Forward Contracts) in the ordinary course of its business; the Fund reserves the freedom of action to hold and to sell real estate, mineral leases, commodities or commodity contracts (including currencies and any type of option, Futures Contracts and Forward Contracts) acquired as a result of the ownership of securities.

For MFS Commodity Strategy Fund and MFS Global Bond Fund:

As a fundamental investment restriction, the Fund may:

(5)	purchase or sell real estate, commodities, or commodity contracts to the extent permitted by applicable law.

For MFS Asia Pacific ex-Japan Fund, MFS European Equity Fund, MFS Latin American Equity Fund, MFS Lifetime 2050 Fund, MFS Absolute Return Fund, MFS Global Multi-Asset Fund, MFS New Discovery Value Fund, MFS Global Leaders Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Global New Discovery Fund, MFS High Yield Pooled Portfolio, MFS Equity Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund:

As a fundamental investment restriction, the Fund may:

(5)	purchase or sell real estate or commodities to the extent not prohibited by applicable law.

For MFS Global Real Estate Fund:

As a fundamental investment restriction, commodity-related investments include futures, options, options on futures, swaps, structured notes, securities of other investment companies, grantor trusts, and hybrid instruments whose values are related to commodities or commodity contracts.

* * * * * *

For Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Equity Opportunities Fund, MFS Georgia Municipal Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Total Return Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

For MFS Cash Reserve Fund, MFS Government Money Market Fund, and MFS Money Market Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that this restriction shall not apply to securities or obligations issued or guaranteed by banks or bank holding companies, finance companies or utility companies.

For MFS High Income Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund may invest up to 40% of the value of its assets in each of the electric utility and telephone industries.

For MFS Utilities Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund will invest at least 25% of its total assets in the utilities industry.

For MFS Technology Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided however, that the Fund will invest at least 25% of its total assets in the securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements.

For MFS Global Real Estate Fund:

As a fundamental investment restriction, the Fund will invest at least 25% of its total assets in the real estate group of industries.

For MFS Global Bond Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided, however, that the Fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the global bond market as a whole, as measured by an index determined by the Adviser to be an appropriate measure of the global bond market.

For MFS Commodity Strategy Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided, however, that the Fund may invest more than 25% of its total assets in investments that provide exposure to the group of industries that comprise the commodities sector.

For MFS Asia Pacific ex-Japan Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided, however, that the Fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Asia Pacific market excluding Japan as a whole, as measured by an index determined by the Adviser to be an appropriate measure of the Asia Pacific market excluding Japan.

For MFS European Equity Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided, however, that the Fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the European market as a whole, as measured by an index determined by the Adviser to be an appropriate measure of the European market.

For MFS Latin American Equity Fund:

As a fundamental investment restriction, the Fund may not:

(6)
purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry, provided, however, that the Fund may invest between 25% and 35% of its total assets in the securities of issuers in any particular industry if, at the time of investment, that industry represents 20% or more of the Latin American market as a whole, as measured by an index determined by the Adviser to be an appropriate measure of the Latin American market.

For MFS Lifetime 2050 Fund, MFS Absolute Return Fund, MFS Global Multi-Asset Fund, MFS New Discovery Value Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Global New Discovery Fund, MFS High Yield Pooled Portfolio, MFS Equity Income Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2045 Fund, and MFS Lifetime 2055 Fund:

As a fundamental investment restriction, the Fund may not:

(6) purchase any securities of an issuer (other than securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing; or securities issued by investment companies) in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

For MFS Global Leaders Fund:

(6)	As a fundamental investment restriction, the Fund will invest at least 25% of its total assets in issuers in industries in the consumer staples, leisure, and retailing sectors in the aggregate.

* * * * * *

In addition, the Funds have adopted the following non-fundamental policies, which may be changed without shareholder approval.

For Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Asia Pacific ex-Japan Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS European Equity Fund, MFS Georgia Municipal Bond Fund, MFS Global Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Leaders Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS High Yield Pooled Portfolio, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Latin American Equity Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Technology Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund:

The Fund will not:

(1)	invest in illiquid investments if more than 15% of the Fund’s net assets (taken at market value) would be invested in such securities.

For MFS Cash Reserve Fund, MFS Government Money Market Fund, and MFS Money Market Fund:

The Fund will not:

(1)	invest in illiquid investments if more than 5% of the Fund’s net assets (taken at market value) would be invested in such securities.

* * * * * *

For MFS High Income Fund:

The Fund will not:

(2)
purchase any securities of an issuer in a particular industry if as a result 25% or more of its total assets (taken at market value at the time of purchase) would be invested in securities of issuers whose principal business activities are in the same industry.

* * * * * *

For all Funds:

Except for fundamental investment restriction (1) and the Fund’s non-fundamental policy on investing in illiquid securities, these investment restrictions are adhered to at the time of purchase or utilization of assets; a subsequent change in circumstances will not be considered to result in a violation of policy. In the event the investments exceed the percentage specified in the Fund’s non-fundamental policy on illiquid investments, the Fund will reduce the percentage of its assets invested in illiquid investments in due course, taking into account the best interests of shareholders.

For purposes of fundamental investment restriction (5) with respect to Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Cash Reserve Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Equity Opportunities Fund, MFS Georgia Municipal Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Total Return Fund, MFS Government Money Market Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Money Market Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Technology Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, investments in certain types of derivative instruments whose value is related to commodities or commodity contracts, including swaps and structured notes, are not considered commodities or commodity contracts.

For purposes of fundamental investment restriction (6) with respect to Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Cash Reserve Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Equity Opportunities Fund, MFS Georgia Municipal Bond Fund, MFS Global Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Government Money Market Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Money Market Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Technology Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, investments in securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities and tax-exempt obligations issued or guaranteed by a U.S. territory or possession, a state or local government, or a political subdivision of any of the foregoing, are not considered an investment in any particular industry.

For purposes of fundamental investment restriction (6) with respect to Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Cash Reserve Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Equity Fund, MFS Equity Opportunities Fund, MFS Georgia Municipal Bond Fund, MFS Global Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Government Money Market Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2040 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Money Market Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Technology Fund, MFS Tennessee

Municipal Bond Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, investments in other investment companies are not considered an investment in any particular industry and portfolio securities held by an underlying fund in which the Fund may invest are not considered to be securities purchased by the Fund.

For purposes of fundamental investment restriction (6) with respect to For Massachusetts Investors Growth Stock Fund, Massachusetts Investors Trust, MFS Absolute Return Fund, MFS Aggressive Growth Allocation Fund, MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS Blended Research Core Equity Fund, MFS Bond Fund, MFS California Municipal Bond Fund, MFS Cash Reserve Fund, MFS Commodity Strategy Fund, MFS Conservative Allocation Fund, MFS Core Equity Fund, MFS Diversified Income Fund, MFS Diversified Target Return Fund, MFS Emerging Markets Debt Fund, MFS Emerging Markets Debt Local Currency Fund, MFS Emerging Markets Equity Fund, MFS Equity Income Fund, MFS Equity Opportunities Fund, MFS Georgia Municipal Bond Fund, MFS Global Equity Fund, MFS Global Growth Fund, MFS Global Leaders Fund, MFS Global Multi-Asset Fund, MFS Global New Discovery Fund, MFS Global Real Estate Fund, MFS Global Total Return Fund, MFS Government Money Market Fund, MFS Government Securities Fund, MFS Growth Allocation Fund, MFS Growth Fund, MFS High Income Fund, MFS High Yield Opportunities Fund, MFS High Yield Pooled Portfolio, MFS Inflation-Adjusted Bond Fund, MFS International Diversification Fund, MFS International Growth Fund, MFS International New Discovery Fund, MFS International Value Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS Lifetime Retirement Income Fund, MFS Limited Maturity Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund, MFS Mid Cap Growth Fund, MFS Mid Cap Value Fund, MFS Mississippi Municipal Bond Fund, MFS Moderate Allocation Fund, MFS Money Market Fund, MFS Municipal High Income Fund, MFS Municipal Income Fund, MFS Municipal Limited Maturity Fund, MFS New Discovery Fund, MFS New Discovery Value Fund, MFS New York Municipal Bond Fund, MFS North Carolina Municipal Bond Fund, MFS Pennsylvania Municipal Bond Fund, MFS Research Bond Fund, MFS Research Fund, MFS Research International Fund, MFS South Carolina Municipal Bond Fund, MFS Strategic Income Fund, MFS Technology Fund, MFS Tennessee Municipal Bond Fund, MFS Total Return Fund, MFS Utilities Fund, MFS Value Fund, MFS Virginia Municipal Bond Fund, and MFS West Virginia Municipal Bond Fund, and non-fundamental investment restriction (2) with respect to MFS High Income Fund, MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

For purposes of fundamental investment restriction (6) with respect to MFS Asia Pacific ex-Japan Fund, MFS European Equity Fund, and MFS Latin American Equity Fund, MFS uses the industry classifications of an index determined by the Advisor to be an appropriate measure of the relevant market.

For purposes of fundamental investment restriction (6) with respect to MFS Global Bond Fund, MFS uses the industry classifications, if available, of an index determined by the Advisor to be an appropriate measure of the relevant market; otherwise MFS uses a customized set of industry groups for classifying securities based on classifications developed by third party providers.

For purposes of fundamental investment restriction (6) with respect to MFS Technology Fund: (a) MFS considers an issuer to be principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements if at least 50% of any issuer’s assets, income, sales, or profits are committed to, or derived from, such activities, or a third party has given the issuer an industry or sector classification consistent with such activities (“technology issuers”); and (b) MFS is permitted to invest more than 25% of the fund’s assets in technology issuers within a single industry.

For MFS Lifetime Retirement Income Fund, MFS Lifetime 2010 Fund, MFS Lifetime 2015 Fund, MFS Lifetime 2020 Fund, MFS Lifetime 2025 Fund, MFS Lifetime 2030 Fund, MFS Lifetime 2035 Fund, MFS Lifetime 2040 Fund, MFS Lifetime 2045 Fund, MFS Lifetime 2050 Fund, MFS Lifetime 2055 Fund, MFS International Diversification Fund, MFS Aggressive Growth Allocation Fund, MFS Conservative Allocation Fund, MFS Growth Allocation Fund, MFS Moderate Allocation Fund, and MFS Global Multi-Asset Fund:

In accordance with the Fund’s investment program as set forth in its Prospectus, the Fund may invest more than 25% of its assets in any one underlying fund. Although the Fund does not have a policy to concentrate its investments in a particular industry, 25% or more of the Fund’s total assets may be indirectly exposed to a particular industry or group of related industries through its investment in one or more underlying funds.